Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment Tables
Summary of Equipment
	2012			2011
		Accumulated	Net Book		Accumulated	Net Book
	Cost	depreciation	Value	Cost	depreciation	Value
	$	$	$	$	$	$
Office furniture	2,812	2,388	424	2,812	2,282	530
Computer equipment	5,033	4,786	247	5,033	4,680	353
	7,845	7,174	671	7,845	6,962	883